Additional Information on Consolidated Loss - Schedule of Additional Information on Consolidated Loss (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Profit (loss) [abstract]
Revenue – contingent rental	$ 1,532	$ 1,814	$ 1,319
Employee compensation costs	194,678	129,521	85,368
Tax credits	(4,815)	(3,650)	(4,017)
Selling expenses	44,084	20,527	9,168
General and administrative expenses	32,698	32,088	22,235
Depreciation of property and equipment	1,278	$ 980	$ 870
Depreciation of right-of-use assets	$ 2,090